Debt - PPL Newbuild Financing (Details) $ in Millions			1 Months Ended					2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 15, 2022 USD ($) rig	Jan. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Oct. 31, 2017 rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Delivery financing per rig																$ 87.0
Proceeds from sale of fixed assets												$ 0.7	$ 2.7	$ 37.7
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 2,396.2				$ 2,396.2				$ 2,396.2	2,730.8
Jack-up rig equipment and machinery
Debt Instrument [Line Items]
Proceeds from sale of fixed assets	$ 120.0
PPL Delivery Financing
Debt Instrument [Line Items]
Extension fee						$ 7.5
Equity offerings used to repay facility				20.00%				20.00%				20.00%
Number of jack-up rigs secured by mortgage | rig	9							8
Long-term debt				$ 669.6				$ 669.6				$ 669.6	$ 753.3
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				24.0	$ 13.9							37.9
PPL Delivery Financing | Forecast
Debt Instrument [Line Items]
Payment % to be made									50.00%	50.00%
Principal payment										$ 64.0	$ 60.0
PPL Delivery Financing | Subsequent event
Debt Instrument [Line Items]
Interest Paid, Including Capitalized Interest, Operating and Investing Activities			$ 20.0
Period 1 | PPL Delivery Financing
Debt Instrument [Line Items]
Interest payable															$ 1.0
Interim payment 2021		$ 6.0
Value of rigs, 2021		70.0
Period 2 | PPL Delivery Financing
Debt Instrument [Line Items]
Interim payment 2022		12.0
Value of rigs, 2022		75.0
Period 3 | PPL Delivery Financing
Debt Instrument [Line Items]
Minimum liquidity covenant levels, amount		5.0
Period 4 | PPL Delivery Financing | Period 1
Debt Instrument [Line Items]
Minimum liquidity covenant levels, amount		10.0
Period 5 | PPL Delivery Financing | Period 2
Debt Instrument [Line Items]
Minimum liquidity covenant levels, amount		15.0
Period 6 | PPL Delivery Financing
Debt Instrument [Line Items]
Value of rigs, thereafter		$ 80.0
PPL Delivery Financing
Debt Instrument [Line Items]
Number of premium jack up rigs agreed to acquire | rig							9
Term of guaranteed maturity							60 months
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 1,084.0				$ 1,084.0				$ 1,084.0